Document And Entity Information	Oct. 15, 2021
Document Information Line Items
Entity Registrant Name	INDIA GLOBALIZATION CAPITAL, INC.
Trading Symbol	IGC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001326205
Document Period End Date	Oct. 15, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32830
Entity Tax Identification Number	20-2760393
Entity Address, Address Line One	4336 Montgomery Ave.
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	983-0998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value
Security Exchange Name	NYSEAMER